Schedule of accrued expenses to related parties (Details) - EUR (€)	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Related Party Transaction [Line Items]
Total	€ 861,578	€ 489,207	€ 132,141
San Raffaele Hospital O S R [Member]
Related Party Transaction [Line Items]
Total	413,935	176,559	19,201
Pierluigi Paracchi [Member]
Related Party Transaction [Line Items]
Total	175,254	112,501	25,000
Richard Slansky [Member]
Related Party Transaction [Line Items]
Total	116,738	81,369	53,502
Carlo Russo [Member]
Related Party Transaction [Line Items]
Total	€ 155,651	€ 118,778	€ 34,438